Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of equity - contributed equity

	2018	2017	2018	2017
	Shares	Shares	A$	A$

Ordinary shares - fully paid	48,409,621	483,287,914	31,575,824	193,769,409

Summary of movements in ordinary share capital

Movements in ordinary share capital

Details	Date	Shares	Issue price	A$

Balance	July 1, 2016	429,733,982		191,301,217
Issue of shares - Note 2	September 05, 2016	400,000	$0.105	42,000
Issue of shares - Convertible note conversion	September 14, 2016	20,000,000	$0.025	500,000
Issue of shares - Acquisition of Glioblast Pty Ltd	October 31, 2016	17,153,932	$0.090	1,543,854
Issue of shares - Convertible note conversion	November 01, 2016	16,000,000	$0.025	400,000
Share issue transaction costs		—	$0.000	(17,662)

Balance	June 30, 2017	483,287,914		193,769,409

Share consolidation - Note 1	November 17, 2017	(434,958,293)	$0.000	—
Issue of shares - Note 2	November 30, 2017	80,000	$0.370	29,600
Cancellation of share capital - Note 3	December 31, 2017	—	$0.000	(162,223,185)

Balance	June 30, 2018	48,409,621		31,575,824

Ordinary shares

Note 1 - Share consolidation 10 to 1, which was approved by shareholders at the Annual General Meeting on November 15, 2017

Note 2 - Shares issued to the Company’s Scientific Advisory Board in return for services

Note 3 - Section 258F of the Corporations Act allows a company to reduce its share capital by cancelling any paid-up share capital that is lost or is not represented by available assets. Given the long history of the consolidated entity and changes in the principal activity in recent years, the Directors believe that A$162,223,185 of the parent entity’s share capital satisfies the criteria in Section 258F of the Corporations Act and accordingly this amount of the ordinary share capital has been cancelled.